Equity (Schedule of Share Capital) (Details) - USD ($)	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share capital [Line Items]
Common stock (amounts in US$ '000)	$ 55,000		$ 58,000	$ 60,000
Common shares, of nominal US$ 0.001	55,327,520	246,110	57,621,998
US$ per share	$ 0.001		$ 0.001	$ 0.001
Number of common shares (US$ 0.001 each)	5,171,949,000		5,171,949,000
Amount in US$	$ 5,171,949		$ 5,171,949
Ordinary shares [member]
Disclosure Of Share capital [Line Items]
Common shares, of nominal US$ 0.001	55,327,520		57,621,998